------------------
                                                              Money Market Funds
                                                              ------------------

MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND



SEMI-ANNUAL REPORT

APRIL 30, 1999

                                                    TO GET THERE, START HERE./SM

                                                                          (LOGO)
                                                                         FIRSTAR
                                                                           FUNDS

--------------------------------------------------------------------------------
                              NOTICE TO INVESTORS

- Shares of Firstar Funds:

  - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

  - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

  -  are subject to investment risks, including possible loss of principal; and

  - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

- Firstar Bank affiliates serve as invest ment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                        Page(s)
SHAREOWNER LETTER.........................................................1
FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS..............................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS........................................5
FINANCIAL HIGHLIGHTS.....................................................6-7
SCHEDULE OF INVESTMENTS..................................................8-13
NOTES TO THE FINANCIAL STATEMENTS.......................................14-15

                                                                       June 1999
DEAR SHAREOWNER:

INVESTMENT REVIEW

Money market funds generated strong inflation-adjusted returns over the past six months as commercial paper interest rates fell from approximately 5.15% in October of 1998 to 4.80% in April of 1999. Additionally, the Federal Reserve lowered the Federal Funds rate by .25% on November 17, 1998. The Firstar Money Market Funds were managed with slightly longer maturities versus their respective benchmarks over the last six months.

Firstar Money Market Funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet our own internal high standards for representing minimal credit risk as well as the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all investments to ensure quality standards are met.

--------------------------------------------------------------------------------
                  FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS<F1>
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30, 1999

  ----------------    ----------------    ----------------    ----------------
                         TAX-EXEMPT       U.S. GOVERNMENT      U.S. TREASURY
MONEY MARKET FUND<F1> MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
 CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE  CURRENT  EFFECTIVE
  4.18%     4.27%     2.77%     2.81%     4.12%     4.21%     3.83%     3.90%
  ----------------    ----------------    ---------------     ----------------

<F1> After fee waivers. Had fees not been waived, current and effective yields would have been 4.09% and 4.18% for the Money Market Fund. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

     Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                            (LOGO) FIRSTAR FUNDS

--------------------------------------------------------------------------------
                FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS<F1>
--------------------------------------------------------------------------------



                                                                           IBC'S
                                                                           MONEY
                                                             FIRSTAR       FUND                                              IBC'S
                                                            TAX-EXEMPT  AVERAGE/TM/                             FIRSTAR       MONEY
                         IBC'S      FIRSTAR       IBC'S       MONEY    ALL TAX-FREE   FIRSTAR       IBC'S        U.S.        FUND
          FIRSTAR     MONEY FUND   TAX-EXEMPT  MONEY FUND   MARKET TAX      TAX     U.S. GOV'T.  MONEY FUND    TREASURY  AVERAGE/TM/
           MONEY      AVERAGE/TM/    MONEY     AVERAGE/TM/  EQUIVALENT  EQUIVALENT     MONEY     AVERAGE/TM/     MONEY        U.S.
           MARKET     ALL TAXABLE    MARKET   ALL TAX-FREE  YIELD<F2>    YIELD<F2>     MARKET      GOV'T.       MARKET     TREASURY
------------------------------------------------------------------------------------------------------------------------------------
1999
April       4.19%        4.32%       2.44%        2.58%       3.81%        4.03%       4.13%        4.14%       3.87%        3.98%
------------------------------------------------------------------------------------------------------------------------------------
March       4.24%        4.35%       2.28%        2.44%       3.56%        3.81%       4.15%        4.17%       3.85%        4.00%
------------------------------------------------------------------------------------------------------------------------------------
February    4.31%        4.36%       2.00%        2.16%       3.13%        3.38%       4.17%        4.16%       3.76%        3.96%
------------------------------------------------------------------------------------------------------------------------------------
January     4.51%        4.46%       2.42%        2.56%       3.78%        4.00%       4.31%        4.21%       3.84%        3.99%
------------------------------------------------------------------------------------------------------------------------------------

1998
December    4.75%        4.54%       2.79%        2.69%       4.36%        4.20%       4.44%        4.29%       4.08%        4.02%
------------------------------------------------------------------------------------------------------------------------------------
November    4.79%        4.60%       2.66%        2.69%       4.16%        4.20%       4.49%        4.35%       4.11%        4.09%
------------------------------------------------------------------------------------------------------------------------------------
October     4.91%        4.73%       2.76%        2.78%       4.31%        4.34%       4.68%        4.48%       4.29%        4.26%
------------------------------------------------------------------------------------------------------------------------------------
September   5.02%        4.98%       2.79%        2.93%       4.36%        4.58%       4.90%        4.80%       4.61%        4.58%
------------------------------------------------------------------------------------------------------------------------------------
August      5.03%        5.01%       2.79%        2.79%       4.36%        4.36%       4.91%        4.84%       4.68%        4.62%
------------------------------------------------------------------------------------------------------------------------------------
July        5.04%        5.01%       2.80%        2.86%       4.38%        4.47%       4.90%        4.83%       4.61%        4.63%
------------------------------------------------------------------------------------------------------------------------------------
June        5.03%        5.01%       3.03%        3.04%       4.73%        4.75%       4.88%        4.84%       4.52%        4.63%
------------------------------------------------------------------------------------------------------------------------------------
May         5.02%        5.00%       3.24%        3.23%       5.06%        5.05%       4.87%        4.82%       4.57%        4.63%
------------------------------------------------------------------------------------------------------------------------------------


We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F1> After fee waivers. Had fees not been waived, performance would be reduced.
     Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Assumes a 36% tax bracket.

LOOKING AHEAD - THE FORECAST

Looking ahead, we expect a slight increase in short-term interest rates as some inflationary concerns have arisen in the economy. We anticipate maintaining average maturities in the Firstar Money Market Funds that are consistent with their respective benchmarks. As always, our goal is to maintain the high credit quality of the Funds while closely monitoring corporate credit quality.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY AND COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

Your continued support in the Firstar Money Market Funds is greatly appreciated.

Carl J. Smith
Margaret Radske
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 1999 (UNAUDITED)
                                                           U.S.        U.S.
                                           TAX-EXEMPT   GOVERNMENT   TREASURY
                                 MONEY        MONEY       MONEY       MONEY
                              MARKET FUND  MARKET FUND MARKET FUND MARKET FUND
                              -----------  ----------- ----------- -----------
ASSETS:
  Investments,
     at amortized cost        $2,294,072  $2,135,051   $2,280,860  $2,123,315
  Cash                                 -           -            -         207
  Interest receivable                195       1,076          248       1,049
  Other                               70          14           10          13
                              ----------  ----------   ----------  ----------

     Total Assets                294,337     136,141      281,118     124,584
                              ----------  ----------   ----------  ----------

LIABILITIES:
  Dividends payable                1,059         277          898         347
  Payable to affiliates              215         101          194          79
  Accrued expenses and
     other liabilities                12          34           10          13
                              ----------  ----------   ----------  ----------

     Total Liabilities             1,286         412        1,102         439
                              ----------  ----------   ----------  ----------

NET ASSETS                    $  293,051  $  135,729   $  280,016  $  124,145
                              ==========  ==========   ==========  ==========

CAPITAL STOCK,
  $.0001 par value
  Authorized                   5,000,000   5,000,000    5,000,000   5,000,000
  Issued and outstanding         293,051     135,729      280,016     124,145

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE         $1.00       $1.00        $1.00       $1.00
                              ==========  ==========   ==========  ==========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
PERIOD ENDED APRIL 30, 1999                                U.S.        U.S.
(UNAUDITED)                                TAX-EXEMPT   GOVERNMENT   TREASURY
                                 MONEY        MONEY       MONEY       MONEY
                              MARKET FUND  MARKET FUND MARKET FUND MARKET FUND

INVESTMENT INCOME:
  Interest income                 $7,433      $2,030       $6,206      $2,308
                               ---------   ---------    ---------   ---------

EXPENSES:
  Investment advisory fees           720         328          629         250
  Administration fees                154          70          135          54
  Service organization fees           50           -            -           -
  Custody fees                        21          14           17           5
  Shareowner servicing and
     accounting costs                156          31           36          29
  Professional fees                   18          15           17          16
  Reports to shareowners              55           2            7           2
  Federal and state
     registration fees                16          10           11           9
  Directors' fees and expenses         4           4            4           4
  Other                                4           1            3           1
                               ---------   ---------    ---------   ---------

  Total expenses before waiver     1,198         475          859         370
     Less: Waiver of expenses      (194)        (30)         (37)        (25)
                               ---------   ---------    ---------   ---------

     Net Expenses                  1,004         445          822         345
                               ---------   ---------    ---------   ---------


NET INVESTMENT INCOME          $   6,429   $   1,585    $   5,384   $   1,963
                               =========   =========    =========   =========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS



STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)                                           TAX-EXEMPT            U.S. GOVERNMENT           U.S. TREASURY
                                    MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND
                                    ------------------       ------------------       ------------------       ------------------
                                 Six months     Year      Six months     Year      Six months     Year      Six months     Year
                                   ended        ended       ended        ended       ended        ended       ended        ended
                                 April 30,    Oct. 31,    April 30,    Oct. 31,    April 30,    Oct. 31,    April 30,    Oct. 31,
                                    1999        1998         1999        1998         1999        1998         1999        1998
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------
                                (Unaudited)              (Unaudited)              (Unaudited)              (Unaudited)

OPERATIONS:
  Net investment income             $6,429      $13,157      $1,585       $3,271      $5,384       $9,683      $1,963       $3,579
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------
  Net increase in net assets
     resulting from
     operations                      6,429       13,157       1,585        3,271       5,384        9,683       1,963        3,579
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                      472,834      630,330     142,695      249,502     471,669      829,540     187,837      266,098
  Shares issued to
     owners in reinvestment
     of dividends                    6,369       11,254         698        1,158         930        2,532         160          390
  Shares redeemed                (475,240)    (613,513)   (130,115)    (236,848)   (425,759)    (797,563)   (155,724)    (253,094)
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------
  Net increase                       3,963       28,071      13,278       13,812      46,840       34,509      32,273       13,394
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

DIVIDENDS PAID FROM:
  Net investment income            (6,429)     (13,157)     (1,585)      (3,271)     (5,384)      (9,608)     (1,963)      (3,579)
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

TOTAL INCREASE IN
  NET ASSETS                         3,963       28,071      13,278       13,812      46,840       34,584      32,273       13,394

NET ASSETS:
  Beginning of period              289,088      261,017     122,451      108,639     233,176      198,592      91,872       78,478
                                 ---------    ---------   ---------    ---------   ---------    ---------   ---------    ---------

  End of period                   $293,051     $289,088    $135,729     $122,451    $280,016     $233,176    $124,145      $91,872
                                 =========    =========   =========    =========   =========    =========   =========    =========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

FINANCIALHIGHLIGHTS Supplemental Data and Ratios
                                                                                                 Ratio of   Ratio of Net
                                                                                                    Net      Investment
                                    Net Asset              Dividends        Net        Net      Expenses to  Income to
                                     Value,        Net      from Net    Asset Value, Assets,      Average     Average
                                    Beginning   Investment Investment      End of    End of         Net         Net          Total
                                    of Period     Income     Income        Period Period (000s)   Assets       Assets       Return
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1994                       1.00         0.03      (0.03)         1.00     165,018    0.60%<F1>   3.44%<F1>        3.42%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1995                       1.00         0.05      (0.05)         1.00     172,261    0.60%<F1>   5.36%<F1>        5.51%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1996                       1.00         0.05      (0.05)         1.00     224,036    0.60%<F1>   4.94%<F1>        5.06%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1997                       1.00         0.05      (0.05)         1.00     261,017    0.60%<F1>   4.98%<F1>        5.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1998                       1.00         0.05      (0.05)         1.00     289,088    0.60%<F1>   5.05%<F1>        5.16%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
  April 30, 1999 (Unaudited)          1.00         0.02      (0.02)         1.00     293,051    0.70%<F1>   4.46%<F1>    2.25%<F6>
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1994                       1.00     0.02<F5>      (0.02)         1.00      70,436    0.60%<F2>   2.23%<F2>        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1995                       1.00     0.03<F5>      (0.03)         1.00      84,084    0.60%<F2>   3.36%<F2>        3.42%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1996                       1.00     0.03<F5>      (0.03)         1.00      79,328    0.60%<F2>   3.09%<F2>        3.13%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1997                       1.00     0.03<F5>      (0.03)         1.00     108,639    0.60%<F2>   3.06%<F2>        3.12%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1998                       1.00     0.03<F5>      (0.03)         1.00     122,451    0.60%<F2>   3.02%<F2>        3.04%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
  April 30, 1999 (Unaudited)          1.00     0.01<F5>      (0.01)         1.00     135,729    0.68%<F2>   2.42%<F2>    1.22%<F6>
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1994                       1.00         0.03      (0.03)         1.00     183,591    0.60%<F3>   3.29%<F3>        3.35%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1995                       1.00         0.05      (0.05)         1.00     163,068    0.60%<F3>   5.24%<F3>        5.37%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1996                       1.00         0.05      (0.05)         1.00     198,334    0.60%<F3>   4.84%<F3>        4.96%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1997                       1.00         0.05      (0.05)         1.00     198,592    0.60%<F3>   4.83%<F3>        4.99%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1998                       1.00         0.05      (0.05)         1.00     233,176    0.60%<F3>   4.90%<F3>        4.97%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
  April 30, 1999 (Unaudited)          1.00         0.02      (0.02)         1.00     280,016    0.65%<F3>   4.28%<F3>    2.15%<F6>
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1994                       1.00         0.03      (0.03)         1.00      56,020    0.60%<F4>   3.14%<F4>        3.20%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1995                       1.00         0.05      (0.05)         1.00      64,655    0.60%<F4>   5.04%<F4>        5.16%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1996                       1.00         0.05      (0.05)         1.00      53,430    0.60%<F4>   4.70%<F4>        4.80%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1997                       1.00         0.05      (0.05)         1.00      78,478    0.60%<F4>   4.67%<F4>        4.80%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1998                       1.00         0.05      (0.05)         1.00      91,872    0.60%<F4>   4.62%<F4>        4.71%
------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended
  April 30, 1999 (Unaudited)          1.00         0.02      (0.02)         1.00     124,145    0.69%<F4>   3.92%<F4>    1.97%<F6>
------------------------------------------------------------------------------------------------------------------------------------


<F1> Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 0.83%, 0.86%, 0.84%, 0.81%, 0.90%,
     0.93%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 4.46%, 4.79%,
     4.73%, 4.73%, 5.06%, 3.11%, respectively.
<F2> Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 0.73%, 0.75%, 0.75%, 0.78%, 0.84%,
     0.93%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 2.37%, 2.87%,
     2.91%, 2.91%, 3.12%, 1.90%, respectively.
<F3> Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 0.68%, 0.71%, 0.70%, 0.71%, 0.75%,
     0.88%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 4.25%, 4.79%,
     4.73%, 4.73%, 5.09%, 3.01%, respectively.
<F4> Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 0.74%, 0.77%, 0.78%, 0.80%, 0.83%,
     0.94%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 1999 and the fiscal years ended October 31, 1998, 1997, 1996, 1995, 1994 would have been 3.87%, 4.45%,
     4.49%, 4.50%, 4.81%, 2.80%, respectively.
<F5> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.
<F6> Not annualized for the period ended April 30, 1999 for all funds.

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               COMMERCIAL PAPER 91.2%
               AGRICULTURAL PRODUCT 6.1%
               Golden Peanut Company,
    $  6,000     4.82%, 7/9/99                                         $5,945
               Siebe PLC:
       6,000     4.83%, 5/13/99                                         5,990
       6,000     4.84%, 8/09/99                                         5,919
                                                                   ----------
                                                                       17,854
                                                                   ----------

               ASSET BACKED SECURITY 16.5%
               Ciesco L.P.,
       5,000     4.81%, 6/08/99                                         4,975
               Corporate Asset Funding Co., Inc.:
       6,000     4.83%, 5/26/99                                         5,980
       5,000     4.80%, 6/25/99                                         4,963
               CXC, Inc.:
       5,000     4.80%, 5/19/99                                         4,988
       5,000     4.85%, 5/28/99                                         4,982
       4,500     4.81%, 6/14/99                                         4,473
               FCAR Owners Trust,
       6,000     4.80%, 7/15/99                                         5,940
               Edison Asset Securitization, L.L.C.:
       3,000     4.86%, 6/22/99                                         2,979
       5,000     4.85%, 6/30/99                                         4,960
       4,170     4.84%, 10/06/99                                        4,081
                                                                   ----------
                                                                       48,321
                                                                   ----------

               AUTOS & TRUCKS 5.7%
               Ford Credit Europe PLC,
       6,000     4.78%, 5/25/99                                         5,981
               General Motors Acceptance Corporation:
       5,000     4.87%, 5/24/99                                         4,984
       6,000     4.81%, 8/13/99                                         5,917
                                                                   ----------
                                                                       16,882
                                                                   ----------

               BANKING - FOREIGN 10.5%
               Deutsch Bank:
       5,000     4.80%, 7/13/99                                         4,951
       5,000     4.81%, 7/21/99                                         4,946
               Dresdner US Finance, Inc.:
       6,000     4.81%, 5/10/99                                         5,993
       5,000     4.84%, 6/10/99                                         4,975
               UBS Finance (Delaware), Inc.:
       5,000     4.75%, 7/22/99                                         4,946
       5,000     4.84%, 10/25/99                                        4,881
                                                                   ----------
                                                                       30,692
                                                                   ----------

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               BASIC INDUSTRY 5.6%
               Monsanto Company:
    $  5,500     4.86%, 5/03/99                                        $5,499
       6,000     4.86%, 5/05/99                                         5,997
               Rohm & Haas Finance Company,
       5,000     4.75%, 7/29/99                                         4,941
                                                                   ----------
                                                                       16,437
                                                                   ----------

               BEVERAGES 3.7%
               Coca-Cola Company:
       5,000     4.81%, 7/08/99                                         4,955
       6,000     4.82%, 7/19/99                                         5,936
                                                                   ----------
                                                                       10,891
                                                                   ----------

               CHEMICALS 1.7%
               Air Products and Chemicals, Inc.,
       5,000     4.81%, 8/27/99                                         4,921
                                                                   ----------

               COMMUNICATIONS 1.7%
               GTE, Inc.,
       5,000     4.83%, 5/06/99                                         4,997
                                                                   ----------

               FINANCE - MISCELLANEOUS 7.9%
               American Express Credit Corporation,
       5,000     4.80%, 6/10/99                                         4,973
               American General Finance Corporation,
       5,000     4.82%, 8/05/99                                         4,936
               Transamerica Finance Corporation:
       6,700     4.76%, 5/21/99                                         6,682
       6,500     4.84%, 6/18/99                                         6,458
                                                                   ----------
                                                                       23,049
                                                                   ----------

               FINANCE - SERVICES 5.7%
               Goldman Sachs Group, L.P.:
       5,000     4.87%, 7/14/99                                         4,950
       6,000     4.80%, 10/08/99                                        5,872
               Morgan Stanley, Dean Witter, Discover & Co.,
       6,000     4.82%, 8/20/99                                         5,911
                                                                   ----------
                                                                       16,733
                                                                   ----------

               INSURANCE 8.5%
               American Family Financial Services, Inc.:
       5,000     4.84%, 5/17/99                                         4,989
       5,000     4.84%, 5/20/99                                         4,987
               John Hancock Capital Corporation,
       5,000     4.82%, 6/29/99                                         4,961
               Metlife Funding Inc.,
       5,000     4.81%, 5/07/99                                         4,996
               Prudential Funding Corporation,
       5,000     4.80%, 8/03/99                                         4,937
                                                                   ----------
                                                                       24,870
                                                                   ----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               MACHINERY - AGRICULTURE AND CONSTRUCTION 3.4%
               Caterpillar Financial Services Corporation,
    $  5,000     4.83%, 5/11/99                                       $ 4,993
               John Deere Capital Corporation,
       5,000     4.78%, 6/04/99                                         4,978
                                                                   ----------
                                                                        9,971
                                                                   ----------

               MISCELLANEOUS 1.7%
               International Lease Finance Corporation,
       5,000     4.78%, 9/20/99                                         4,906
                                                                   ----------

               PRINTING & PUBLISHING 3.4%
               Reed Elsevier, Inc.:
       5,000     5.00%, 5/03/99                                         4,999
       5,000     4.82%, 6/25/99                                         4,963
                                                                   ----------
                                                                        9,962
                                                                   ----------

               RETAIL 2.0%
               J.C. Penney Funding Corporation,
       6,000     4.89%, 5/14/99                                         5,989
                                                                   ----------

               SOVEREIGN 7.1%
               Quebec (Province of) Canada:
       5,000     4.77%, 7/06/99                                         4,956
       7,000     4.78%, 7/16/99                                         6,929
               Venantius Corporation,
       9,000     4.88%, 7/30/99                                         8,891
                                                                   ----------
                                                                       20,776
                                                                   ----------

               Total Commercial Paper                                 267,251
                                                                   ----------

               FUNDING AGREEMENTS 3.8%
               Travelers Insurance Corporation:
       7,000     5.02%, 6/30/99                                         7,000
       4,000     5.04%, 2/18/00                                         4,000
                                                                   ----------

               Total Funding Agreements                                11,000
                                                                   ----------


  Number of                                                         Amortized
   Shares                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               INVESTMENT COMPANIES 5.4%
          10   Financial Square Prime Obligation Fund                     $10
      15,811   Short-Term Investments Co. -
                 Liquid Assets Portfolio                               15,811
                                                                   ----------

               Total Investment Companies                              15,821
                                                                   ----------

               Total Investments 100.4%                               294,072
                                                                   ----------

               Liabilities, less Other Assets (0.4)%                  (1,021)
                                                                   ----------

               NET ASSETS 100.0%                                     $293,051
                                                                   ==========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               GENERAL OBLIGATION 2.3%
               Northwestern Mutual Life,
      $1,141     4.50%, 2/15/09<F1><F2>                                 $ 141
               Huntsville, Alabama,
       2,500     5.25%, 2/01/00                                         2,538
               Portland, Maine,
         500     5.80%, 8/01/99                                           503
                                                                   ----------
               Total General Obligation                                 3,182
                                                                   ----------

               PREREFUNDED AND ESCROWED
               TO MATURITY  22.4%
               Allegheny County, Pennsylvania,
       1,000     6.65%, 12/01/02, Prerefunded 12/01/99                  1,021
               Apache County, Arizona School District,
       1,500     9.875%, 7/01/05, Prerefunded 7/01/99                   1,539
               Chicago, Illinois, Waste Water Transmission,
       2,000     7.10%, 11/15/08, Prerefunded 11/15/99                  2,083
               Chicago, Illinois, Water Revenue,
       1,000     7.20%, 11/15/16, Prerefunded 11/15/99                  1,041
               Chillicothe, Ohio, Sanitary Sewer System,
       1,000     7.65%, 12/01/08, Prerefunded 12/01/99                  1,026
               De Kalb County, Georgia, Hospital Revenue,
       1,200     7.00%, 8/01/09, Prerefunded 8/01/99                    1,233
               District of Columbia, Association of American
       3,000     Medical Colleges 7.50%, 2/15/20, Prerefunded 2/15/00   3,158
               Fayetteville, Arkansas, Public Facilities -
       4,000     Butterfield Trail, 9.50%, 9/01/14,
                    Prerefunded 9/01/99                                 4,167
               Johnson County, Kansas, Unified School District,
       1,450     9.70%, 9/01/01, Prerefunded 9/01/99                    1,483
               Maryland State, Mercy Medical Center,
       1,000     8.00%, 7/01/20, Prerefunded 7/01/99                    1,027
               Massachusetts State, North Adams Regional Hospital,
       1,880     9.625%, 12/01/18, Prerefunded 7/01/99                  1,937
               Massachusetts State, St. Joseph's Hospital,
       3,305     9.50%, 10/01/20, Prerefunded 10/01/99                  3,451
               Minneapolis, Minnesota,
       1,500     5.30%, 11/01/99, Escrowed to Maturity                  1,500
               Mobile County, Alabama, General Obligation,
       1,000     6.35%, 02/01/04, Prefunded 2/01/00                     1,044
               Ohio State, Oberlin College,
       1,515     7.10%, 10/01/12, Prerefunded 10/01/99                  1,569
               Pennsylvania State Turnpike,
       1,000     7.50%, 12/01/12, Prerefunded 12/01/99                  1,046
               Walled Lake, Michigan, School District,
       2,000     7.10%, 5/01/05, Prerefunded 5/01/00                    2,115
                                                                   ----------
               Total Prerefunded and Escrowed to Maturity              30,440
                                                                   ----------


 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               REVENUE BONDS  72.0%
               ELECTRIC REVENUE 7.9%
               Chelan County, Washington, Public Utility,
     $ 5,000     4.00%, 6/01/15<F1><F2>                                $5,000
               County of Mason, Kentucky, Series 1984B,
       2,000     4.05%, 10/15/14<F1><F2>                                2,000
               Putnam County, Florida Development Authority -
       3,735     Seminole Electric, 4.05%, 3/15/14<F1><F2>              3,735
                                                                   ----------
                                                                       10,735
                                                                   ----------

               HOSPITAL REVENUE  15.1%
               Illinois Health Facilities Authority,
       3,000     Ingalls Memorial Hospital, 4.00%, 1/01/16<F1><F2>      3,000
               Illinois Health Facilities Authority,
         660     Franciscan Eldercare, 4.00%, 5/15/27<F1><F2>             660
               Illinois Health Facilities Authority,
       2,500     Southern Illinois Healthcare, 4.00%, 5/15/27<F1><F2>   2,500
               Indiana Health Facilities Finance Authority,
       1,900     4.00%, 4/01/13<F1><F2>                                 1,900
               Jefferson Parish, Louisiana, Hospital,
       4,600     4.00%, 12/01/15<F1><F2>                                4,600
               Wisconsin State Health & Educational Facilities -
       1,900     Blood Center, 3.95%, 6/01/19<F1><F2>                   1,900
               Wisconsin State Health & Educational Facilities -
       3,700     Marshfield Clinic, 3.90%, 6/01/10<F1><F2>              3,700
               Wisconsin State Health & Educational Facilities -
       2,210     Sinai Samaritan, 4.05%, 9/01/19<F1><F2>                2,210
                                                                   ----------
                                                                       20,470
                                                                   ----------

               HOUSING REVENUE 10.8%
               Cook County, Illinois Catholic Charities,
       2,000     4.15%, 1/01/28<F1><F2>                                 2,000
               Florida Housing Finance Agency,
       3,000     Carlton Multi-Family, 4.05%, 12/01/08<F1><F2>          3,000
               Illinois Development Finance Authority -
       3,230     St. Paul's House, 4.15%, 2/01/25<F1><F2>               3,230
               Orland Hills, Illinois, Multi-Family,
       2,470     4.15%, 12/01/04<F1><F2>                                2,470
               Washington State Housing Finance - Community
       3,930     Multi-Family Mortgage, 4.00%, 10/01/20<F1><F2>         3,930
                                                                   ----------
                                                                       14,630
                                                                   ----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS
TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               INDUSTRIAL DEVELOPMENT/POLLUTION
               CONTROL REVENUE  8.5%
               Mason County, Kentucky, Pollution Control,
     $ 2,950     4.05%, 10/15/14<F1><F2>                             $  2,950
               Montgomery County, Ohio, Solid Waste Revenue,
       1,785     5.00%, 11/01/99                                        1,803
               Oakbrook Terrace, Illinois, Industrial Development,
       4,100     3.20%, 12/01/25<F1><F2>                                4,100
               Oklahoma County, Oklahoma Finance Authority -
       2,600     Perrine Office Project, 3.60%, 12/01/14<F1><F2>        2,600
                                                                   ----------
                                                                       11,453
                                                                   ----------

               MISCELLANEOUS REVENUE  11.0%
               Cook County, Illinois,
       3,875     4.15%, 5/1/20<F1><F2>                                  3,875
               Illinois Development Finance Authority,
       3,900     Rest Haven, 4.15%, 1/01/27<F1><F2>                     3,900
               Illinois Development Finance Authority,
       1,500     Presbyterian Home Lake-A, 4.15%, 9/01/31<F1><F2>       1,500
               Illinois Education Facilities Authority,
       2,000     Chicago Zoological Society, 4.15%, 12/15/25<F1><F2>    2,000
               Jefferson County, Colorado, School District No. R-1,
       3,695     Certificates of Participation 3.75%, 12/15/99          3,710
                                                                   ----------
                                                                       14,985
                                                                   ----------

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               UNIVERSITY REVENUE  18.7%
               Illinois Development Finance Authority -
     $ 5,000     St. Ignatius College Prep, 4.15%, 6/01/24<F1><F2>  $   5,000
               Indiana University, Student Fees
         600     4.30%, 8/01/99                                           602
               Minnesota State Higher Educational Authority,
       3,345     Bethel College, 4.15%, 4/01/28<F1><F2>                 3,345
               Ohio State University, General Receipts
       1,525     Series B, 3.85%, 12/01/06<F1><F2>                      1,525
               Ohio State University, General Receipts
       2,400     3.85%, 12/01/07<F1><F2>                                2,400
               Purdue University, Dorm Systems Services,
       1,000     6.40%, 7/01/99                                         1,005
               Texas Higher Education Authority,
       2,335     4.00%, 12/01/25<F1><F2>                                2,335
               University of Minnesota, Series A,
       4,000     4.00%, 1/01/24<F1><F2>                                 4,000
               University of North Carolina, Chapel Hill Foundation
       5,200     Certificates of Participation,
                    4.05%, 10/01/09<F1><F2>                             5,200
                                                                   ----------
                                                                       25,412
                                                                   ----------

               Total Revenue Bonds                                     97,685
                                                                   ----------

   Number
 of Shares
(in thousands)
--------------

               INVESTMENT COMPANIES  2.8%
       2,803   Financial Square Tax-Exempt Money Market Fund           $2,803
         941   Tax Free Cash Reserves                                     941
                                                                   ----------

               Total Investment Companies                               3,744
                                                                   ----------

               Total Investments 99.5%                                135,051
                                                                   ----------

               Other Assets, less Liabilities 0.5%                        678
                                                                   ----------

               NET ASSETS 100.0%                                     $135,729
                                                                   ==========


<F1> Variable rate security
<F2> Stated maturity with option to put

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. GOVERNMENTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               U.S. GOVERNMENT AGENCIES  87.0%
               FEDERAL FARM CREDIT BANK  24.2%
               Federal Farm Credit Bank Discount Notes:
    $ 12,000     4.70%, 5/03/99                                     $  11,997
       6,000     4.72%, 5/04/99                                         5,998
       8,000     4.69%, 5/11/99                                         7,989
      11,000     4.70%, 5/13/99                                        10,983
       6,000     4.78%, 5/18/99                                         5,986
       7,000     4.70%, 6/02/99                                         6,971
       7,000     4.67%, 6/09/99                                         6,965
       6,000     4.64%, 7/12/99                                         5,944
       5,000     4.62%, 10/07/99                                        4,898
                                                                   ----------
                                                                       67,731
                                                                   ----------

               FEDERAL HOME LOAN BANK 2.8%
               Federal Home Loan Bank Discount Notes,
       8,000     4.74%, 5/12/99                                         7,988
                                                                   ----------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  21.3%
               Federal Home Loan Mortgage Corporation Discount Notes:
       5,000     4.71%, 5/05/99                                         4,997
       7,000     4.75%, 5/20/99                                         6,982
       4,000     4.75%, 6/18/99                                         3,975
       5,000     4.74%, 6/22/99                                         4,966
       7,000     4.70%, 6/25/99                                         6,950
       7,000     4.78%, 7/09/99                                         6,936
       7,000     4.60%, 7/12/99                                         6,936
       6,000     4.74%, 8/12/99                                         5,919
       5,000     4.71%, 8/13/99                                         4,932
               Federal Home Loan Mortgage Corporation Debenture,
       7,000     4.77%, 6/11/99                                         6,962
                                                                   ----------
                                                                       59,555
                                                                   ----------

               FEDERAL NATIONAL MORTGAGE ASSN.  24.1%
               Federal National Mortgage Assn. Discount Notes:
       2,047     4.71%, 5/05/99                                         2,046
       7,000     4.70%, 5/06/99                                         6,995
       3,000     4.63%, 5/07/99                                         2,998
       5,000     4.71%, 5/14/99                                         4,991
       8,000     4.75%, 5/19/99                                         7,981
       5,000     4.80%, 6/03/99                                         4,978
       5,000     4.77%, 6/10/99                                         4,973
       5,000     4.74%, 6/22/99                                         4,966
       5,000     4.76%, 7/07/99                                         4,956
       7,000     4.71%, 7/08/99                                         6,938
       6,000     4.73%, 10/08/99                                        5,874
       5,000     4.70%, 10/21/99                                        4,887
       5,000     4.73%, 3/07/00                                         4,796
                                                                   ----------
                                                                       67,379
                                                                   ----------


 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------
               OTHER  14.6%
               Tennessee Valley Authority Discount Notes:
    $  5,000     4.71%, 5/04/99                                        $4,998
       6,000     4.64%, 5/06/99                                         5,996
       4,000     4.70%, 5/10/99                                         3,995
      15,000     4.64%, 5/12/99                                        14,979
       7,000     4.69%, 5/21/99                                         6,982
       4,000     4.72%, 5/25/99                                         3,987
                                                                   ----------
                                                                       40,937
                                                                   ----------

               Total U.S. Government Agencies                         243,590
                                                                   ----------

               U.S. TREASURIES  5.0%
               U.S. TREASURY NOTES:
      14,000     5.38%, 1/31/00                                        14,058
                                                                   ----------

               Total U.S. Treasuries                                   14,058
                                                                   ----------
   Number
 of Shares
(in thousands)
--------------

               INVESTMENT COMPANIES 8.3%
      10,533   Financial Square Government Obligation Fund             10,533
      12,679   Short-Term Investments Co. Treasury Portfolio           12,679
                                                                   ----------

               Total Investment Companies                              23,212
                                                                   ----------

               Total Investments 100.3%                               280,860
                                                                   ----------

               Liabilities, less Other Assets (0.3)%                    (844)
                                                                   ----------

               NET ASSETS 100.0%                                    $ 280,016
                                                                   ==========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS



U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)

 Principal                                                          Amortized
   Amount                                                             Cost
(in thousands)                                                   (in thousands)
--------------                                                    -------------

               U.S. TREASURIES  93.7%
               U.S. TREASURY NOTES  47.8%
     $16,000     6.38%, 5/15/99                                       $16,009
       5,000     6.00%, 6/30/99                                         5,012
      18,000     6.38%, 7/15/99                                        18,069
       3,000     6.88%, 8/31/99                                         3,020
       3,000     6.00%, 10/15/99                                        3,018
       8,000     7.50%, 10/31/99                                        8,110
       6,000     7.13%, 2/20/00                                         6,107
                                                                   ----------
                                                                       59,345
                                                                   ----------

               U.S. TREASURY BILLS  45.9%
       9,000     4.35%, 5/06/99                                         8,995
       7,700     4.16%, 5/13/99                                         7,689
      13,500     4.36%, 5/20/99                                        13,469
      10,000     4.36%, 6/17/99                                         9,943
      17,000     4.37%, 7/01/99                                        16,874
                                                                   ----------
                                                                       56,970
                                                                   ----------

               Total U.S. Treasuries                                  116,315
                                                                   ----------

   Number
 of Shares
(in thousands)
--------------

               INVESTMENT COMPANIES 5.6%
       5,156   Financial Square
                 Treasury Obligation Portfolio                          5,156
       1,844   Short-Term Investments Co.
                 Treasury Tax Advantage Portfolio                       1,844
                                                                   ----------

               Total Investment Companies                               7,000
                                                                   ----------

               Total Investments 99.3%                                123,315
                                                                   ----------

               Other Assets, less Liabilities 0.7%                        830
                                                                   ----------

               NET ASSETS 100.0%                                     $124,145
                                                                   ==========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.ORGANIZATION
  Firstar Funds, Inc. (the "Company"), formerly Portico Funds, Inc., was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market (formerly the U.S. Federal Money Market) Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds commenced operations on March 16, 1988, June 27, 1988, August 1, 1988 and April 29, 1991, respectively.

2.SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the expected life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the period ended April 30, 1999, FIRMCO voluntarily waived $159, $14, $7 and $13 of its advisory fees, in thousands, for the Money Market, Tax-Exempt Money Market Funds, U.S. Government Money Market and U.S. Treasury Money Market, respectively.

  Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Mutual Fund Services, LLC, (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the period ended April 30, 1999, $35, $16, $30 and $12 of administration fees, in thousands, were voluntarily waived for the Money Market, Tax-Exempt Money Market Funds, U.S. Government Money Market and U.S. Treasury Money Market, respectively.

                                                            (LOGO) FIRSTAR FUNDS


   The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $50, in thousands, for the Money Market Fund, for the period ended April 30, 1999. No expenses were incurred for the U.S. Government Money Market, U.S. Treasury Money Market or Tax-Exempt Money Market Funds for the period ended April 30, 1999.

  Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

                      This page intentionally left blank.

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,
  OR REGISTERED REPRESENTATIVES OF MDS SECURITIES,
  A DIVISION OF CONSECO FINANCIAL SERVICES, INC.,
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER.

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR ACCOUNT BALANCES AND INVESTOR SERVICES INFORMATION
1-800-677-FUND
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                    TO GET THERE, START HERE./SM

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                                                                         FIRSTAR
                                                                           FUNDS

                                                                FORM #FFMMSEM-99